Cover	6 Months Ended
Jul. 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	nCino, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001566895
Entity Small Business	false
Entity Emerging Growth Company	true
EntityExTransitionPeriod	false